Fair Value Measurements (Details) $ in Millions	Mar. 31, 2022 USD ($)
Level 2 | Other non-current assets | Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	$ 9